Property and Equipment, net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013
Property, Plant and Equipment [Line Items]
Property and equipment	$ 3,837	$ 3,350
Less accumulated depreciation	(3,292)	(3,111)
Property and equipment, net	545	239		528
Depreciation expense	190,000	128,000	168,000
Research and Development Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,582	1,326
Less accumulated depreciation	(1,290)	(1,249)
Manufacturing equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	591	560
Less accumulated depreciation	(535)	(511)
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,422	1,232
Less accumulated depreciation	(1,280)	(1,172)
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	242	232
Less accumulated depreciation	$ (187)	$ (179)